UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number:	811-02071

Exact Name of Registrant as Specified in Charter:	Delaware Group® Income Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	July 1, 2022 - June 30, 2023

ITEM 1. PROXY VOTING RECORD.

========================= Delaware Corporate Bond Fund =========================

There is no proxy voting activity for the Fund, as the Fund did not hold any votable positions during the reporting period.

===================== Delaware Extended Duration Bond Fund =====================

There is no proxy voting activity for the Fund, as the Fund did not hold any votable positions during the reporting period.

========================= Delaware Floating Rate Fund ==========================

SPDR SERIES TRUST

Ticker:                      Security ID:  78468R622
Meeting Date: SEP 15, 2022   Meeting Type: Special
Record Date:  JUL 20, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Clare S. Richer          For       For          Management
1.2   Elect Director Sandra G. Sponem         For       For          Management
1.3   Elect Director Kristi L. Rowsell        For       For          Management
1.4   Elect Director Gunjan Chauhan           For       For          Management
1.5   Elect Director Carolyn M. Clancy        For       For          Management

==================== Delaware High-Yield Opportunities Fund ====================

There is no proxy voting activity for the Fund, as the Fund did not hold any votable positions during the reporting period.

==========------------------- END N-PX REPORT ===================================

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP® INCOME FUNDS

By:	Shawn K. Lytle
Name:	Shawn K. Lytle
Title:	President/ Chief Executive Officer
Date:	August 25, 2023